Share-based Compensation (Restricted Shares Granted to One Executive Officer) (Narrative) (Details) (2011 Share Plan [Member], Restricted Shares [Member], One executive officer [Member], USD $)	0 Months Ended	12 Months Ended
	Jul. 10, 2012	Dec. 31, 2012
2011 Share Plan [Member] | Restricted Shares [Member] | One executive officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, value	$ 1,604,000
Proportion of shares vested on first-year anniversary of vesting commencement date	25.00%
Proportion of shares vested each month over remaining period thereafter	0.020833
Remaining period thereafter	3 years
Share-based compensation expense		397,000
Unrecognized compensation expense		$ 1,207,000